Stock-based compensation - Restricted stock units (Details) - RSUs - USD ($)		3 Months Ended	9 Months Ended
	Feb. 26, 2018	Sep. 30, 2016	Sep. 30, 2016
Stock-based compensation
Stock-based compensation		$ 84,000	$ 197,000
Total unrecognized compensation expense		$ 500,000	$ 500,000
Estimated weighted average period over which expense is expected to be recognized			1 year 4 months 24 days
Summary of unvested RSUs
Granted (in shares)			196,500
Forfeited (in shares)			(26,500)
Unvested - End of period (in shares)		170,000	170,000
Forecast
Stock-based compensation
Percent of awards vesting	100.00%